Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004

July 29, 2008

VIA EDGAR


U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:      RYDEX SERIES FUNDS (FILE NOS. 033-59692 AND 811-07584)
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         FILING PURSUANT TO RULE 485(B)
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Ladies and Gentlemen:

On behalf of our client, Rydex Series Funds (the "Trust"), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 77 to the Trust's Registration Statement on Form N-1A, together with all exhibits thereto. The purpose of the Post-Effective Amendment is to: (i) respond to the Staff's comments on Post-Effective Amendment No. 76; (ii) incorporate updated financial information for the fiscal year ended March 31, 2008; and (iii) make other non-material changes to the Trust's series.

I hereby certify that this Post-Effective Amendment does not contain disclosure that renders it ineligible to be filed under Rule 485(b).

Please  direct any  questions  or comments  you may have to my  attention at the
address  listed  above.  In  addition,   please  feel  free  to  contact  me  at
202.739.5654 with your questions or comments.

Sincerely,

/s/ W. John McGuire
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W. John McGuire